Prepaids expenses and other assets	12 Months Ended
Nov. 30, 2022
Prepaids expenses and other assets
Prepaids expenses and other assets	5.Prepaids expenses and other assets
	November 30, 2022	November 30, 2021
HST Receivable	120,602	48,155
Professional Fees	7,403	-
Other	12,003	14,037
	140,008	62,192